FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 4,537.9	$ 4,425.1
Liabilities		(2,273.8)	(2,218.3)
Borrowing costs capitalised		68.3	37.8
Unamortized Deferred Gains
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.9
Liabilities		0.0
Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised	$ 7.5
Notes | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		4.5	5.5
Term Loan | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		8.2
Equipment loans | Unamortized deferred transactions costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		0.1	0.1
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		501.4	535.9
Liabilities		(871.8)	(942.1)
Carrying Amount | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.2)	(4.7)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(0.1)
Carrying Amount | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.4)	(11.2)
Carrying Amount | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.5)	(1.8)
Carrying Amount | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(452.5)	(453.1)
Carrying Amount | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(455.0)
Carrying Amount | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(400.9)
Carrying Amount | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(7.3)	(16.2)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		367.1	407.8
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		90.5	56.3
Carrying Amount | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		14.2	6.1
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.0	2.0
Carrying Amount | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		15.2	19.6
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.6	3.3
Carrying Amount | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.7	36.2
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.1	0.0
Carrying Amount | Gold bullion contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4.6
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		501.4	535.9
Liabilities		(817.7)	(841.1)
Recurring fair value measurement | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.2)	(4.7)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(0.1)
Recurring fair value measurement | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.4)	(11.2)
Recurring fair value measurement | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.5)	(1.8)
Recurring fair value measurement | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(388.3)	(352.5)
Recurring fair value measurement | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(455.0)
Recurring fair value measurement | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(411.0)
Recurring fair value measurement | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(7.3)	(15.8)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		367.1	407.8
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		90.5	56.3
Recurring fair value measurement | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		14.2	6.1
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.0	2.0
Recurring fair value measurement | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		15.2	19.6
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.6	3.3
Recurring fair value measurement | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.7	36.2
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.1
Recurring fair value measurement | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4.6
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		473.8	471.8
Liabilities		(388.3)	(352.5)
Recurring fair value measurement | Level 1 | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 1 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(388.3)	(352.5)
Recurring fair value measurement | Level 1 | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 1 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		367.1	407.8
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		90.5	56.3
Recurring fair value measurement | Level 1 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		14.2	5.7
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.0	2.0
Recurring fair value measurement | Level 1 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0
Recurring fair value measurement | Level 1 | Gold bullion contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		12.4	44.1
Liabilities		(429.4)	(488.6)
Recurring fair value measurement | Level 2 | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(9.2)	(4.7)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(0.1)
Recurring fair value measurement | Level 2 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1.4)	(11.2)
Recurring fair value measurement | Level 2 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(0.5)	(1.8)
Recurring fair value measurement | Level 2 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 2 | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			(455.0)
Recurring fair value measurement | Level 2 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(411.0)
Recurring fair value measurement | Level 2 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(7.3)	(15.8)
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.6	3.3
Recurring fair value measurement | Level 2 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.7	36.2
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5.1
Recurring fair value measurement | Level 2 | Gold bullion contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			4.6
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		15.2	20.0
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Option contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 3 | TARF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Extendible forward arrangement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Long-term debt | Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0.0
Recurring fair value measurement | Level 3 | Long-term debt | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Long-term debt | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.4
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Deferred consideration from the sale of Sadiola
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		15.2	19.6
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Option contracts | Crude Oil Option Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 0.0
Recurring fair value measurement | Level 3 | Gold bullion contracts | Gold bullion contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			$ 0.0